4. Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
	September 30, 2017	December 31, 2016
Furniture and Equipment	$12,385	$12,385
Computer Equipment	90,015	42,654
Leasehold Improvements	176,903	176,903
Software	15,737	15,737
Property and Equipment, Gross	295,040	247,679
Less Accumulated Depreciation	(208,745)	(157,218)
Property and Equipment, Net	$86,295	$90,461

	December 31. 2016	December 31, 2015
Furniture and Equipment	$12,385	$12,385
Computer Equipment	42,654	36,810
Leasehold Improvements	176,903	176,903
Software	15,737	15,737
Property and Equipment, Gross	247,679	241,835
Less Accumulated Depreciation	(157,218)	(90,887)
Property and Equipment, Net	$90,461	$150,948